UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

CALIFORNIA MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide California investors with as high a level of current income exempt from regular federal income taxes and California state personal income taxes as is consistent with the preservation of capital.*

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset California Municipals Fund for the six-month reporting period ended August 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset California Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended August 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 1.8%. GDP growth then decelerated to 1.2%, as revised, during the first quarter of 2017. Finally, the U.S. Department of Commerce reported that second quarter 2017 GDP growth — released after the reporting period ended — was 3.1%. The increase in GDP growth reflected an upturn in private inventory investment, an acceleration in personal consumption expenditures, a deceleration in imports and an increase in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on August 31, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. While this was an increase from 4.3% in the previous month, it was just shy of the lowest unemployment rate since May 2001. The percentage of longer-term unemployed increased over the period. In August 2017, 24.7% of Americans looking for a job had been out of work for more than six months, versus 23.3% when the period began.

Western Asset California Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiii at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, after the reporting period ended, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Looking back, Treasury yields moved sharply higher after the November 2016 U.S. presidential election given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended August 31, 2017. In contrast, long-term Treasury yields declined over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.22% and ended the period at 1.33%. Their low for the period of 1.18% occurred on April 18, 2017, and their peak of 1.41% took place on both July 3 and July 5, 2017. Ten-year Treasury yields began the reporting period at 2.36% and ended the period at 2.12% — their low for the period. Their peak of 2.62% occurred on March 13, 2017.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended August 31, 2017, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 3.79% and 2.74%, respectively. The municipal market posted positive returns during five of the six months of the reporting period. This was driven by overall solid fundamentals and generally positive investor demand.

Performance review

For the six months ended August 31, 2017, Class A shares of Western Asset California Municipals Fund, excluding sales charges, returned 3.27%. The Fund’s unmanaged benchmark, the Bloomberg Barclays California Municipal Bond Indexvi, returned 3.78% for the same period. The Lipper California Municipal Debt Funds Category Average1 returned 4.09% over the same time frame.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 121 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset California Municipals Fund

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset California Municipals Fund:
Class A	3.27%
Class C	2.99%
Class I	3.34%
Bloomberg Barclays California Municipal Bond Index	3.78%
Lipper California Municipal Debt Funds Category Average	4.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2017 for Class A, Class C and Class I shares were 1.41%, 0.92% and 1.62%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.54%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2017, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.73%, 1.29% and 0.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses

Western Asset California Municipals Fund	V

Investment commentary (cont’d)

exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Bloomberg Barclays California Municipal Bond Index is a market value weighted index of California investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

VI	Western Asset California Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset California Municipals Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.27%	$1,000.00	$1,032.70	0.74%	$3.79	Class A	5.00%	$1,000.00	$1,021.48	0.74%	$3.77
Class C	2.99	1,000.00	1,029.90	1.30	6.65	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class I	3.34	1,000.00	1,033.40	0.60	3.08	Class I	5.00	1,000.00	1,022.18	0.60	3.06

2	Western Asset California Municipals Fund 2017 Semi-Annual Report

[1]	For the six months ended August 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset California Municipals Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays California Municipal Bond Index
WA CA Muni	— Western Asset California Municipals Fund

4	Western Asset California Municipals Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays California Municipal Bond Index
WA CA Muni	— Western Asset California Municipals Fund

Western Asset California Municipals Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2017

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 100.2%
Education — 5.9%
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/45	$1,650,000	$1,844,271	(a)
KIPP LA Project	5.000%	7/1/47	875,000	993,352	(a)
California State Infrastructure & Economic Development Bank Revenue, Academy of Motion Picture Arts & Project	5.000%	11/1/41	4,500,000	5,176,530
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	4,000,000	4,143,640
California State University Revenue:
Systemwide	5.000%	11/1/35	3,555,000	4,302,759
Systemwide	5.000%	11/1/36	2,000,000	2,414,960
Systemwide	5.000%	11/1/38	2,500,000	3,004,475
Systemwide	5.000%	11/1/45	5,000,000	5,844,100
University of California, CA, Revenue	4.000%	5/15/46	5,000,000	5,305,150
Total Education				33,029,237
Health Care — 11.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Sharp Healthcare	6.250%	8/1/39	7,500,000	8,190,900
Sharp Healthcare	5.000%	8/1/43	5,000,000	5,591,650
California State Health Facilities Financing Authority Revenue:
Kaiser Permanente	4.000%	11/1/38	5,500,000	5,893,470
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	8/15/55	2,000,000	2,293,060
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	1,000,000	1,162,060
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	8,491,350
Stanford Hospital & Clinics	5.000%	8/15/51	10,000,000	11,160,200
California State MFA Revenue:
Channing House Project, CMI	5.000%	5/15/35	500,000	590,455
Northbay Healthcare	5.000%	11/1/47	1,750,000	1,936,638
Northbay Healthcare	5.250%	11/1/47	1,000,000	1,137,680
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/29	1,635,000	1,748,338
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,230,880
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,480,050	(b)
Health Facility, Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,184,728
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,617,840
Total Health Care				66,709,299

See Notes to Financial Statements.

6	Western Asset California Municipals Fund 2017 Semi-Annual Report

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing — 2.2%
California Public Finance Authority University Housing Revenue, Claremont PPTYS LLC, Claremont College’s Project	5.000%	7/1/47	$1,000,000	$1,085,570	(a)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/32	1,000,000	1,170,330
CHF Irvine LLC	5.000%	5/15/33	1,500,000	1,747,935
CHF Irvine LLC	5.000%	5/15/34	1,000,000	1,160,280
CHF Irvine LLC	5.000%	5/15/35	1,000,000	1,156,120
CHF Irvine LLC	5.000%	5/15/40	2,750,000	3,153,425
Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,607,956
University of CA, Irvine Campus Appartments, Phase IV	5.000%	5/15/33	1,300,000	1,536,392
Total Housing				12,618,008
Industrial Revenue — 12.9%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	17,930,827
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	10,000,000	11,722,100
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,993,150
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	10,970,000	14,201,762
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	14,000,000	20,380,080
Southern California Public Power Authority, Natural Gas Project Revenue, Project No. 1	5.000%	11/1/33	4,410,000	5,324,149
Total Industrial Revenue				72,552,068
Leasing — 7.1%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/39	5,500,000	6,418,445
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	6,520,980
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	16,053,000
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Project	5.000%	10/15/44	8,000,000	9,125,280
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,440,000	1,721,333
Total Leasing				39,839,038
Local General Obligation — 3.5%
Hartnell, CA, Community College District, GO:
CAB	0.000%	8/1/35	2,000,000	1,000,260
CAB	0.000%	8/1/36	2,000,000	951,880
CAB	0.000%	8/1/37	1,000,000	451,330
Local Public School Funding Authority, School Facilities Improvement District No. 2016-1, GO, 2016 Election, BAM	5.000%	8/1/46	1,600,000	1,879,856

See Notes to Financial Statements.

Western Asset California Municipals Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
San Diego, CA, USD, GO:
CAB	0.000%	7/1/34	$5,000,000	$2,671,300
CAB	0.000%	7/1/35	5,000,000	2,539,600
CAB	0.000%	7/1/36	6,500,000	3,145,285
CAB	0.000%	7/1/37	5,850,000	2,694,218
CAB	0.000%	7/1/38	5,000,000	2,196,800
CAB	0.000%	7/1/39	5,855,000	2,454,123
Total Local General Obligation				19,984,652
Other — 1.6%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.625%	1/1/32	1,000,000	1,091,920	(a)
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.875%	1/1/42	2,000,000	2,171,340	(a)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien	5.000%	9/1/25	955,000	1,067,814
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	4,435,000	4,448,616
Total Other				8,779,690
Power — 6.3%
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	8,145,000	9,386,542
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	5,000,000	5,938,500
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/38	2,000,000	2,391,260
Power System	5.000%	7/1/46	2,000,000	2,334,140
Power System	5.000%	7/1/47	5,000,000	5,896,600
Northern California Transmission Agency Revenue:
California Oregon Project	5.000%	5/1/38	1,750,000	2,052,785
California Oregon Project	5.000%	5/1/39	1,500,000	1,755,750
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,788,452
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	3,944,675
Total Power				35,488,704
Pre-Refunded/Escrowed to Maturity — 24.6%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/39	5,000,000	5,122,250	(c)
California State Health Facilities Financing Authority Revenue, Providence Health & Services	6.500%	10/1/38	3,750,000	3,977,924	(c)
California State MFA Revenue, Biola University	5.800%	10/1/28	2,500,000	2,633,375	(c)
California Statewide CDA Revenue:
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	18,371,642	(c)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,930,000	9,922,302	(c)

See Notes to Financial Statements.

8	Western Asset California Municipals Fund 2017 Semi-Annual Report

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — continued
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	$145,000	$167,358	(d)(e)
Corona-Norca, CA, USD, GO, AGM	5.500%	8/1/39	5,000,000	5,432,900	(c)(f)
Escondido, CA, Union High School District, COP, NATL	5.000%	9/1/37	15,000	15,000	(c)
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,855,960	(c)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	17,341,760	(c)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,612,320	(c)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,957,292	(e)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,226,900	(c)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	940,000	1,069,814	(e)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	1,000,000	1,235,160	(d)(e)
Sacramento, CA, Area Flood Control Agency, Special Assessment, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	10,520,400	(c)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,522,320	(e)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien	0.000%	1/1/19	20,000,000	19,767,000	(e)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	4,248,626	(e)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,764,619	(e)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	890,000	1,007,560	(e)
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,590,713	(c)
Total Pre-Refunded/Escrowed to Maturity				138,363,195
Special Tax Obligation — 5.5%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	1,750,000	1,958,180
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,140,000	2,304,780
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/32	20,000,000	22,039,200
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	4,635,000
Total Special Tax Obligation				30,937,160
State General Obligation — 3.2%
California State, GO:
Various Purpose	5.000%	9/1/35	3,000,000	3,576,300
Various Purpose	5.000%	9/1/36	7,500,000	8,920,950

See Notes to Financial Statements.

Western Asset California Municipals Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Various Purpose	4.000%	11/1/47	$5,000,000	$5,339,300	(b)
Total State General Obligation				17,836,550
Transportation — 8.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	6,500,000	7,531,030
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	1.880%	4/1/24	500,000	509,865	(g)(h)
Long Beach, CA, Marina Revenue	5.000%	5/15/45	2,085,000	2,291,248
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/46	5,000,000	5,747,500	(d)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	225,294
Senior Lien	5.750%	6/1/48	500,000	560,460
Sacramento County, CA, Airport System Revenue, PFC, Grant	6.000%	7/1/35	20,000,000	20,689,600
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,691,400
Total Transportation				48,246,397
Water & Sewer — 6.9%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,500,000	11,288,760	(a)(d)
Contra Costa, CA, Water District Revenue	5.000%	10/1/43	2,000,000	2,289,600
Eastern, Municipal Water District Financing Authority, CA Water & Wastewater Revenue	5.000%	7/1/47	3,000,000	3,582,990
Fillmore, CA, Wastewater Revenue, AGM	5.000%	5/1/47	4,500,000	5,188,095
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/43	10,000,000	11,411,000
San Diego County, CA, Water Authority Revenue	5.000%	5/1/29	4,320,000	5,235,278
Total Water & Sewer				38,995,723
Total Investments before Short-Term Investments (Cost — $513,722,272)				563,379,721
Short-Term Investments — 0.1%
Municipal Bonds — 0.1%
Industrial Revenue — 0.1%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.830%	10/1/25	200,000	200,000	(d)(i)(j)
Transportation — 0.0%
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.750%	4/1/36	100,000	100,000	(i)(j)
Total Municipal Bonds (Cost — $300,000)				300,000

See Notes to Financial Statements.

10	Western Asset California Municipals Fund 2017 Semi-Annual Report

Western Asset California Municipals Fund

Security	Rate	Shares	Value
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $57,400)	0.934%	57,400	$57,400
Total Short-Term Investments (Cost — $357,400)			357,400
Total Investments — 100.3% (Cost — $514,079,672)			563,737,121
Liabilities in Excess of Other Assets — (0.3)%			(1,673,616)
Total Net Assets — 100.0%			$562,063,505

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is purchased on a when-issued basis.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published referenced rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Maturity date shown represents the mandatory tender date.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority

See Notes to Financial Statements.

Western Asset California Municipals Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset California Municipals Fund

Abbreviations used in this schedule (cont’d):
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
USD	— Unified School District

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	7.5%
AA/Aa	51.7
A	24.1
BBB/Baa	7.2
BB/Ba	2.7
B/B	0.8
A-1/VMIG 1	0.1
NR***	5.9
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	92	12/17	$14,275,002	$14,360,625	$85,623

See Notes to Financial Statements.

12	Western Asset California Municipals Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $514,079,672)	$563,737,121
Interest receivable	6,171,731
Receivable for Fund shares sold	814,204
Receivable from broker — variation margin on open futures contracts	40,250
Prepaid expenses	53,015
Total Assets	570,816,321

Liabilities:
Payable for securities purchased	6,783,474
Payable for Fund shares repurchased	1,307,797
Investment management fee payable	230,528
Distributions payable	131,626
Service and/or distribution fees payable	94,007
Trustees’ fees payable	879
Accrued expenses	204,505
Total Liabilities	8,752,816
Total Net Assets	$562,063,505

Net Assets:
Par value (Note 7)	$349
Paid-in capital in excess of par value	541,070,478
Undistributed net investment income	487,390
Accumulated net realized loss on investments and futures contracts	(29,237,784)
Net unrealized appreciation on investments and futures contracts	49,743,072
Total Net Assets	$562,063,505

Net Assets:
Class A	$382,870,865
Class C	$76,389,215
Class I	$102,803,425

Shares Outstanding:
Class A	23,749,665
Class C	4,750,929
Class I	6,376,949

Net Asset Value:
Class A (and redemption price)	$16.12
Class C*	$16.08
Class I (and redemption price)	$16.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.84

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset California Municipals Fund 2017 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$13,067,068

Expenses:
Investment management fee (Note 2)	1,410,544
Service and/or distribution fees (Notes 2 and 5)	560,459
Transfer agent fees (Note 5)	150,527
Fund accounting fees	30,250
Legal fees	29,967
Registration fees	26,789
Audit and tax fees	20,058
Shareholder reports	16,800
Trustees’ fees	7,202
Insurance	4,486
Commitment fees (Note 8)	3,249
Custody fees	1,894
Interest expense	1,659
Miscellaneous expenses	8,217
Total Expenses	2,272,101
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(37,532)
Net Expenses	2,234,569
Net Investment Income	10,832,499

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	2,683,472
Futures contracts	637,877
Net Realized Gain	3,321,349
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,890,595
Futures contracts	(1,180)
Change in Net Unrealized Appreciation (Depreciation)	3,889,415
Net Gain on Investments and Futures Contracts	7,210,764
Increase in Net Assets From Operations	$18,043,263

See Notes to Financial Statements.

14	Western Asset California Municipals Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited) and the Year Ended February 28, 2017	August 31	February 28

Operations:
Net investment income	$10,832,499	$22,878,781
Net realized gain	3,321,349	6,571,180
Change in net unrealized appreciation (depreciation)	3,889,415	(31,707,144)
Increase (Decrease) in Net Assets From Operations	18,043,263	(2,257,183)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(10,970,469)	(22,736,410)
Decrease in Net Assets From Distributions to Shareholders	(10,970,469)	(22,736,410)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	40,156,761	103,377,560
Reinvestment of distributions	10,164,742	21,015,125
Cost of shares repurchased	(60,945,516)	(126,829,052)
Decrease in Net Assets From Fund Share Transactions	(10,624,013)	(2,436,367)
Decrease in Net Assets	(3,551,219)	(27,429,960)

Net Assets:
Beginning of period	565,614,724	593,044,684
End of period*	$562,063,505	$565,614,724
*Includes undistributed net investment income of:	$487,390	$625,360

See Notes to Financial Statements.

Western Asset California Municipals Fund 2017 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$15.92	$16.59	$16.83	$16.32	$17.41	$17.01

Income (loss) from operations:
Net investment income	0.31	0.64	0.70	0.71	0.75	0.73
Net realized and unrealized gain (loss)	0.21	(0.68)	(0.24)	0.50	(1.10)	0.40
Total income (loss) from operations	0.52	(0.04)	0.46	1.21	(0.35)	1.13

Less distributions from:
Net investment income	(0.32)	(0.63)	(0.70)	(0.70)	(0.74)	(0.73)
Total distributions	(0.32)	(0.63)	(0.70)	(0.70)	(0.74)	(0.73)

Net asset value, end of period	$16.12	$15.92	$16.59	$16.83	$16.32	$17.41
Total return[4]	3.27%	(0.27)%	2.85%	7.53%	(1.93)%	6.76%

Net assets, end of period (millions)	$383	$395	$433	$453	$457	$584

Ratios to average net assets:
Gross expenses	0.74%[5]	0.73%	0.72%	0.72%	0.73%	0.71%
Net expenses	0.74 [5,6]	0.73	0.72	0.72	0.73	0.71
Net investment income	3.88 [5]	3.87	4.25	4.23	4.53	4.26

Portfolio turnover rate	7%	19%	9%	7%	19%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Western Asset California Municipals Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$15.88	$16.54	$16.79	$16.28	$17.36	$16.97

Income (loss) from operations:
Net investment income	0.27	0.54	0.61	0.61	0.65	0.63
Net realized and unrealized gain (loss)	0.20	(0.66)	(0.25)	0.50	(1.08)	0.39
Total income (loss) from operations	0.47	(0.12)	0.36	1.11	(0.43)	1.02

Less distributions from:
Net investment income	(0.27)	(0.54)	(0.61)	(0.60)	(0.65)	(0.63)
Total distributions	(0.27)	(0.54)	(0.61)	(0.60)	(0.65)	(0.63)

Net asset value, end of period	$16.08	$15.88	$16.54	$16.79	$16.28	$17.36
Total return[4]	2.99%	(0.78)%	2.22%	6.94%	(2.44)%	6.11%

Net assets, end of period (millions)	$76	$77	$76	$72	$70	$85

Ratios to average net assets:
Gross expenses	1.30%[5]	1.29%	1.28%	1.29%	1.29%	1.27%
Net expenses	1.30 [5]	1.29	1.28	1.29	1.29	1.27
Net investment income	3.32 [5]	3.30	3.69	3.66	3.97	3.69

Portfolio turnover rate	7%	19%	9%	7%	19%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2017 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$15.92	$16.59	$16.83	$16.32	$17.41	$17.02

Income (loss) from operations:
Net investment income	0.32	0.66	0.72	0.73	0.76	0.75
Net realized and unrealized gain (loss)	0.21	(0.68)	(0.24)	0.50	(1.09)	0.39
Total income (loss) from operations	0.53	(0.02)	0.48	1.23	(0.33)	1.14

Less distributions from:
Net investment income	(0.33)	(0.65)	(0.72)	(0.72)	(0.76)	(0.75)
Total distributions	(0.33)	(0.65)	(0.72)	(0.72)	(0.76)	(0.75)

Net asset value, end of period	$16.12	$15.92	$16.59	$16.83	$16.32	$17.41
Total return[4]	3.34%	(0.15)%	2.98%	7.66%	(1.80)%	6.84%

Net assets, end of period (millions)	$103	$94	$83	$82	$76	$55

Ratios to average net assets:
Gross expenses	0.67%[5]	0.68%	0.65%	0.70%	0.68%	0.59%
Net expenses[6,7]	0.60 [5]	0.60	0.60	0.60	0.60	0.58
Net investment income	4.01 [5]	3.99	4.37	4.36	4.65	4.38

Portfolio turnover rate	7%	19%	9%	7%	19%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset California Municipals Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Western Asset California Municipals Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Western Asset California Municipals Fund 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$563,379,721	—	$563,379,721
Short-term investments†:
Municipal bonds	—	300,000	—	300,000
Money market funds	$57,400	—	—	57,400
Total short-term investments	57,400	300,000	—	357,400
Total investments	$57,400	$563,679,721	—	$563,737,121
Other financial instruments:
Futures contracts	85,623	—	—	85,623
Total	$143,023	$563,679,721	—	$563,822,744

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Western Asset California Municipals Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

22	Western Asset California Municipals Fund 2017 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.50%
Over $500 million	0.48

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $37,532.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset California Municipals Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2017, LMIS and its affiliates retained sales charges of $23,635 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$1,312	$2,959

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2017, such purchase and sale transactions (excluding accrued interest) were $35,530,000 and $45,905,000, respectively.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$36,433,154
Sales	46,679,159

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$514,079,672	$51,989,275	$(2,331,826)	$49,657,449
Futures contracts	—	85,623	—	85,623

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2017.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$85,623

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

24	Western Asset California Municipals Fund 2017 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$637,877

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(1,180)

During the six months ended August 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$14,089,554

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$40,250	—	$40,250

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$291,741	†	$70,334
Class C	268,718		17,535
Class I	—		62,658
Total	$560,459		$150,527

†	The amount shown is exclusive of expense reimbursements. For the six months ended August 31, 2017, the service and/or distribution fees reimbursed amounted to $83 for Class A shares.

Western Asset California Municipals Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$83
Class C	—
Class I	37,449
Total	$37,532

6. Distributions to shareholders by class

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Net Investment Income:
Class A	$7,631,352	$16,362,666
Class C	1,291,329	2,625,430
Class I	2,047,788	3,748,314
Total	$10,970,469	$22,736,410

7. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2017		Year Ended February 28, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,005,961	$16,118,048	2,345,438	$38,686,213
Shares issued on reinvestment	447,802	7,178,332	935,788	15,374,916
Shares repurchased	(2,505,325)	(40,051,788)	(4,614,666)	(75,545,510)
Net decrease	(1,051,562)	$(16,755,408)	(1,333,440)	$(21,484,381)

Class C
Shares sold	249,487	$3,987,504	972,423	$16,054,878
Shares issued on reinvestment	69,561	1,112,194	137,749	2,256,101
Shares repurchased	(395,774)	(6,322,154)	(886,670)	(14,390,190)
Net increase (decrease)	(76,726)	$(1,222,456)	223,502	$3,920,789

Class I
Shares sold	1,255,601	$20,051,209	2,965,983	$48,636,469
Shares issued on reinvestment	116,907	1,874,216	206,277	3,384,108
Shares repurchased	(910,055)	(14,571,574)	(2,284,310)	(36,893,352)
Net increase	462,453	$7,353,851	887,950	$15,127,225

26	Western Asset California Municipals Fund 2017 Semi-Annual Report

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2017, the Fund incurred a commitment fee in the amount of $3,249. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2017.

9. Capital loss carryforward

As of February 28, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2018	$(25,055,473)
2/28/2019	(5,292,618)
$(30,348,091)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $2,920,660, which have no expiration date, must be used first to offset any such gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Western Asset California Municipals Fund 2017 Semi-Annual Report	27

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017 and February 29, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

28	Western Asset California Municipals Fund

Western Asset

California Municipals Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset California Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset California Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov

This report is submitted for the general information of the shareholders of Western Asset California Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0434 10/17 SR17-3162

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2017